SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
SHARE CAPITAL
18.	SHARE CAPITAL

Authorized

•	Unlimited number of Common Shares without par value
•	Unlimited number of preferred shares without par value, issuable in series

Issued

•	141,443,116 Common Shares (December 31, 2017 – 106,787,226)
•	Nil preferred shares (December 31, 2017 - Nil)

During the year ended December 31, 2018 the outstanding share capital increased by 34,655,890 Common Shares due to the following transactions:

•	A prospectus offering (the “January 2018 Offering”) completed January 8, 2018, for 3,000,000 units of the Company at a price of $5.00 per unit, for gross proceeds of $15,000,000. Each unit consisted of one Common Share and one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $6.00 for a period of 36 months from the closing date;
•	A prospectus offering completed February 14, 2018, for 3,000,000 units of the Company at a price of $6.00 per unit, for gross proceeds of $18,000,000. Each unit consisted of one Common Share and one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $7.00 for a period of 6 months from the closing date. The warrants expired, unexercised on August 13, 2018;

•	A prospectus offering completed May 22, 2018, for 4,000,000 units of the Company at a price of $4.20 per unit, for gross proceeds of $16,800,000. Each unit consisted of one Common Share and one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $5.20 for a period of 18 months from the closing date;
•	A prospectus offering completed December 7, 2018, for 4,000,000 units of the Company at a price of $2.70 per unit, for gross proceeds of $10,800,000. Each unit consisted of one Common Share;
•	Issued 9,911,894 shares for the acquisition of Verdélite as described in Note 6;
•	Issued 1,093,938 shares for the acquisition of Avalite as described in Note 6;
•	A total of 4,077,687 warrants were exercised at an exercise price of $0.27 for gross proceeds of $1,100,975;
•	A total of 443,350 warrants were exercised at an exercise price of $2.00 for gross proceeds of $886,700;
•	A total of 718,826 warrants were exercised at an exercise price of $2.60 for gross proceeds of $1,868,948;
•	A total of 3,000,000 warrants were exercised at an exercise price of $6.00 for gross proceeds of $18,000,000; and
•	A total of 1,410,195 stock options were exercised ranging in exercise price from $0.03 to $4.25 for gross proceeds of $1,194,530.

Escrowed Common Shares

The shares issued as part of the purchase price of Verdélite are subject to an Escrow Agreement. Under the agreement, 50% of the shares issued to the prior owners of Verdélite remain in escrow until May 1, 2019. As at December 31, 2018, 4,955,947 Common Shares (December 31, 2017 – Nil) were held in escrow.

Share based payments

The Board of Directors has the discretion to determine to whom options will be granted, the number and exercise price of such options and the terms and time frames in which the options will vest and be exercisable. The exercise price of the options must be no less than the closing market price of the Common Shares on the day preceding the grant.

		Weighted Average
	Number of Options	Exercise Price
		$
Balance at December 31, 2016	5,758,200	0.53
Granted	5,905,000	2.67
Forfeited	(270,836)	1.38
Exercised	(1,531,250)	0.73
Balance at December 31, 2017	9,861,114	1.76
Granted	2,811,000	4.16
Forfeited	(1,367,708)	3.62
Exercised	(1,410,195)	0.85
Balance at December 31, 2018	9,894,211	2.31

During the year ended December 31, 2018, the Company granted 2,811,000 stock options to employees and consultants. The stock options granted had exercise prices between $2.49 and $6.68, have expiry dates of five years and vest over three years. The weighted average fair value of the stock options granted was $2.77. The weighted average trading share price of the options exercised during the year ended December 31, 2018 was $4.73.

The fair values of the options granted during the year ended December 31, 2018 and 2017 were determined on the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	December 31	December 31
	2018	2017
Risk free interest rate	1.73% - 2.31%	0.74% - 1.70%
Expected life of options (years)	2.85	1-3
Expected annualized volatility	80%-121.16%	80%
Expected dividend yield	Nil	Nil
Weighted average Black-Scholes value of each option	$2.77	$1.37

Volatility was determined by using the historical volatility of the Company. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

Incentive stock options outstanding and exercisable at December 31, 2018 are summarized as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Range of		Remaining	average		average
exercise		contractual	exercise		exercise
prices	Quantity	life (years)	price	Quantity	price
$			$		$
0.175 - 0.43	761,673	1.50	0.34	736,662	0.35
0.44 - 0.50	1,500,000	1.32	0.45	1,500,000	0.45
0.51 - 0.94	1,399,934	2.74	0.72	1,168,684	0.72
0.95 - 1.25	1,019,445	3.41	1.21	608,475	1.21
1.26 - 1.49	415,284	3.45	1.41	213,900	1.38
1.50 - 3.40	1,485,625	4.44	2.93	355,625	2.63
3.41 - 4.23	281,000	4.68	3.88	38,750	3.89
4.24 - 4.25	2,186,250	3.97	4.25	1,163,750	4.25
4.26 - 5.44	452,500	4.54	4.64	178,750	4.67
5.45 - 6.68	392,500	4.15	5.77	130,000	5.92
	9,894,211	3.25	2.311	6,094,596	1.71

The Company recorded share-based compensation expense related to the incentive stock options of $5,545,379 for the year ended December 31, 2018 (December 31, 2017 – $2,716,400). The expense has been charged to the consolidated statements of loss and comprehensive loss.

Restricted share units

The Board of Directors has the discretion to determine to whom restricted share units (“RSUs”) will be granted, the number granted, and the terms and time frames in which the RSUs will vest and be settled.

		Weighted average
		fair value per
	Number of RSUs	unit at issue
		$
Balance at December 31, 2016	-	-
Granted	825,000	3.73
Balance at December 31, 2017	825,000	3.73
Granted	5,000	5.67
Balance at December 31, 2018	830,000	3.74

During the year ended December 31, 2018, the Company issued 5,000 RSUs to an employee, which vest on January 12, 2019 and settle in Common Shares. The Company recorded share-based compensation expense related to the RSUs of $1,953,071 for the year ended December 31, 2018 (December 31, 2017 – $106,095) to the consolidated statement of loss and comprehensive loss.